Segment Information - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of operating segments [Line Items]
Long-lived assets	$ 371,568	$ 12,536	$ 365,295
Information about major customers	Company did not have any single customer whose revenue exceeded 10% of the total revenues
Overseas [Member]
Disclosure of operating segments [Line Items]
Long-lived assets	$ 4,445		$ 3,947